UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-21829

BBH TRUST
on behalf of the following series:

BBH U.S. Government Money Market Fund

(Exact name of Registrant as specified in charter)

140 Broadway,
New York, NY 10005
(Address of principal executive offices)

Corporation Services Company,
2711 Centerville Road, Suite 400,
Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

ITEM 1. SCHEDULES OF INVESTMENTS

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
March 31, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	U.S. GOVERNMENT AGENCY OBLIGATIONS (39.1%)

$ 30,000,000	Fannie Mae Discount Notes1	04/04/16	0.180%	$ 29,999,550
32,000,000	Fannie Mae Discount Notes1	04/25/16	0.325	31,993,067
25,000,000	Fannie Mae Discount Notes1	05/02/16	0.521	24,988,805
50,000,000	Fannie Mae Discount Notes1	05/04/16	0.358	49,983,592
50,000,000	Fannie Mae Discount Notes1	05/11/16	0.310	49,982,778
75,000,000	Fannie Mae Discount Notes1	05/13/16	0.280	74,975,500
20,000,000	Fannie Mae Discount Notes1	05/18/16	0.335	19,991,253
55,000,000	Fannie Mae Discount Notes1	06/29/16	0.275	54,962,608
25,000,000	Federal Home Loan Bank Discount Notes1	04/22/16	0.285	24,995,844
35,000,000	Federal Home Loan Bank Discount Notes1	04/29/16	0.408	34,988,893
25,000,000	Federal Home Loan Bank Discount Notes1	05/11/16	0.385	24,989,305
50,000,000	Federal Home Loan Bank Discount Notes1	05/17/16	0.320	49,979,555
45,000,000	Federal Home Loan Bank Discount Notes1,2	05/18/16	0.377	44,977,871
30,000,000	Federal Home Loan Bank Discount Notes1	05/27/16	0.390	29,981,800
25,000,000	Federal Home Loan Bank Discount Notes1	06/01/16	0.392	24,983,394
25,000,000	Federal Home Loan Bank Discount Notes1	06/03/16	0.380	24,983,375
65,000,000	Federal Home Loan Bank Discount Notes1	06/10/16	0.385	64,951,340
35,000,000	Federal Home Loan Bank Discount Notes1	06/20/16	0.400	34,968,889
25,000,000	Freddie Mac Discount Notes1	04/08/16	0.400	24,998,055
30,000,000	Freddie Mac Discount Notes1	04/11/16	0.295	29,997,542
25,000,000	Freddie Mac Discount Notes1	04/25/16	0.230	24,996,167
23,000,000	Freddie Mac Discount Notes1	04/29/16	0.340	22,993,918
40,000,000	Freddie Mac Discount Notes1	06/03/16	0.350	39,975,500
	Total U.S. Government Agency Obligations (Identified cost $839,638,601)			839,638,601

	U.S. TREASURY BILLS (54.7%)

110,000,000	U.S. Treasury Bill1,2	04/14/16	0.230	109,990,849
140,000,000	U.S. Treasury Bill1,2	04/21/16	0.198	139,984,639
85,000,000	U.S. Treasury Bill1,2	04/28/16	0.247	84,984,269
115,000,000	U.S. Treasury Bill1,2	05/05/16	0.273	114,970,332
140,000,000	U.S. Treasury Bill1,2	05/12/16	0.272	139,956,594
100,000,000	U.S. Treasury Bill1,2	05/19/16	0.282	99,962,463
95,000,000	U.S. Treasury Bill1,2	05/26/16	0.300	94,956,474
100,000,000	U.S. Treasury Bill1,2	06/02/16	0.297	99,948,936
90,000,000	U.S. Treasury Bill1,2	06/09/16	0.297	89,948,782
50,000,000	U.S. Treasury Bill1	06/16/16	0.273	49,971,183
100,000,000	U.S. Treasury Bill1,2	06/23/16	0.315	99,927,433
50,000,000	U.S. Treasury Bill1	06/30/16	0.328	49,959,063
	Total U.S. Treasury Bills (Identified cost $1,174,561,017)			1,174,561,017

	REPURCHASE AGREEMENTS (8.1%)

55,000,000	BNP Paribas (Agreement dated 03/31/16 collateralized by FHLMC 2.500%-8.000%, due 04/01/17-06/01/44, original par $86,084,666, value $21,915,355, FNMA 2.500%-7.500%, due 05/01/16-09/01/45, original par $26,559,493, value $18,263,683, GNMA 4.000%-7.500%, due 04/15/17-06/15/41, original par $11,055,992, value $216,516, TVA 4.875%, due 12/15/16, original par $269,000, value $280,883, U.S. Treasury Securities 0.000%-1.500%, due 04/30/16-03/31/19, original par $15,161,200, value $15,423,596)	04/01/16	0.280	55,000,000

Principal Amount		Maturity Date	Interest Rate	Value

	REPURCHASE AGREEMENTS (continued)

$ 65,000,000	National Australia Bank, Ltd. (Agreement dated 03/31/16 collateralized by U.S. Treasury Inflation Indexed Notes 0.125%, due 04/15/20, original par $64,200,000, value $66,300,000)	04/01/16	0.350%	$ 65,000,000
55,000,000	Societe Generale (Agreement dated 03/31/16 collateralized by FAMC 1.810%, due 08/14/19, original par $1,295,000, value $1,334,851, FHLMC 2.533%-3.500%, due 05/01/37-10/01/45, original par $289,074, value $286,826, FNMA 2.690%-4.500%, due 01/01/27-01/01/44, original par 16,369,997, value $11,445,809, GNMA 1.750%-7.500%, due 05/15/27-09/15/57, original par 140,874,774, value $10,095,604, U.S. Treasury Securities 0.625%-2.375%, due 01/15/17-05/31/20, original par $27,383,400, value $32,936,951)	04/01/16	0.330	55,000,000
	Total Repurchase Agreements (Identified cost $175,000,000)			175,000,000

TOTAL INVESTMENTS (Identified cost $2,189,199,618)3			101.9%	$ 2,189,199,618
LIABILITIES IN EXCESS OF OTHER ASSETS			(1.9)%	(40,977,671)
NET ASSETS			100.0%	$ 2,148,221,947

_______

1	Coupon represents a yield to maturity.
2	Coupon represents a weighted average yield.
3	The cost of securities for federal income tax purpose is substantially the same as for financial reporting purposes.

Abbreviations:
FAMC – Federal Agricultural Mortgage Corporation.
FHLMC – Federal Home Loan Mortgage Corporation.
FNMA – Federal National Mortgage Association.
GNMA – Government National Mortgage Association.
TVA – Tennessee Valley Authority.

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
March 31, 2016 (unaudited)

Fair Value Measurements

BBH Money Market Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

At March 31, 2016, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended (the “1940 Act”). Amortized cost approximates the fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
March 31, 2016 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2016.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of March 31, 2016
U.S. Government Agency Obligations	$ –	$ 839,638,601	$ –	$ 839,638,601
U.S. Treasury Bills	–	1,174,561,017	–	1,174,561,017
Repurchase Agreements	–	175,000,000	–	175,000,000
Total Investments, at value	$ –	$ 2,189,199,618	$ –	$ 2,189,199,618

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were   no transfers between Levels 1, 2 or 3 during the period ended March 31, 2016.

In connection with the amendments to the SEC's Money Market Fund rules, effective on April 1, 2016, the BBH Money Market Fund changed its name to BBH U.S. Government Money Market Fund and intends to operate as a "Government Money Market Fund".

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Money Market Fund is managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc. located at 1290 Broadway, Suite 1100, Denver, CO 80203.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
BBH TRUST
By (Signature and Title)*

/s/ Jean-Pierre Paquin
Jean-Pierre Paquin
President (Principal Executive Officer)

Date:  May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Jean-Pierre Paquin
Jean-Pierre Paquin
President (Principal Executive Officer)

Date: May 31, 2016

By (Signature and Title)*

/s/ Charles H. Schreiber
Charles H. Schreiber
Treasurer (Principal Financial Officer)

Date:  May 31, 2016

* Print name and title of each signing officer under his or her signature.